Consolidated Statements of Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Non-controlling Interest [Member]	Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Balance at Dec. 31, 2013	$ 1,412,395	$ 47,986		$ 840,521	$ (41,698)	$ 567,714	$ (2,128)
Balance, Shares at Dec. 31, 2013		46,356,000
Common stock issuances, Value	11,027	$ 167		10,860
Common stock issuances, Shares		167,000
Redeemable noncontrolling interest attributable to acquisition								$ 18,952
Net income (loss)	140,997					141,126	(129)
Net income (loss) attributable to temporary equity								151
Redemption value adjustments (Note 16)	(961)					(961)
Redemption value adjustments attributable to temporary equity								961
Foreign currency exchange translation adj.	(637)				(637)
Foreign currency exchange translation adj attributable to temporary equity								(22)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(9,913)				(9,913)
Amounts reclassified into net income (Notes 5 and 13)	2,073				2,073
Dividends declared Common	(68,715)					(68,715)
Balance at Dec. 31, 2014	1,486,266	$ 48,153		851,381	(50,175)	639,164	(2,257)
Balance, Shares at Dec. 31, 2014		46,523,000
Balance, Attributable to temporary equity								20,042
Common stock issuances, Value	40,144	$ 854		39,290
Common stock issuances, Shares		854,000
Net income (loss)	138,491					138,317	174
Net income (loss) attributable to temporary equity								939
Redemption value adjustments (Note 16)	4,708			5,777		(1,069)
Redemption value adjustments attributable to temporary equity								(4,708)
Foreign currency exchange translation adj.	(1,888)				(1,888)
Foreign currency exchange translation adj attributable to temporary equity								(66)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(278)				(278)
Amounts reclassified into net income (Notes 5 and 13)	2,073				2,073
Centuri distribution to redeemable noncontrolling interest								(99)
Dividends declared Common	(77,191)					(77,191)
Balance at Dec. 31, 2015	$ 1,592,325	$ 49,007		896,448	(50,268)	699,221	(2,083)
Balance, Shares at Dec. 31, 2015	47,377,575	47,377,000
Balance, Attributable to temporary equity	$ 16,108							16,108
Common stock issuances, Value	6,780	$ 105		6,675
Common stock issuances, Shares		105,000
Net income (loss)	151,907					152,041	(134)
Net income (loss) attributable to temporary equity								1,148
Redemption value adjustments (Note 16)	(5,768)			0		(5,768)
Redemption value adjustments attributable to temporary equity								5,768
Foreign currency exchange translation adj.	156				156
Foreign currency exchange translation adj attributable to temporary equity								5
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	29				29
Amounts reclassified into net income (Notes 5 and 13)	2,075				2,075
Centuri distribution to redeemable noncontrolling interest								(439)
Dividends declared Common	(86,231)					(86,231)
Balance at Dec. 31, 2016	$ 1,661,273	$ 49,112		$ 903,123	$ (48,008)	$ 759,263	$ (2,217)
Balance, Shares at Dec. 31, 2016	47,482,068	47,482,000	[1]
Balance, Attributable to temporary equity	$ 22,590							$ 22,590

[1]	There are 3.8 million common shares registered and available for issuance under provisions of the various stock issuance plans.